ADVANTUS SERIES FUND, INC.

                  PROSPECTUS SUPPLEMENT DATED APRIL 24, 2003
                  TO THE PROSPECTUS DATED MAY 1, 2002

THIS PROSPECTUS SUPPLEMENT SUPERSEDES CERTAIN DISCLOSURE IN THE ADVANTUS SERIES FUND, INC. PROSPECTUS SUPPLEMENT DATED FEBRUARY 3, 2003. AS SET FORTH IN THAT SUPPLEMENT, THE CURRENT SUB-ADVISORY ARRANGEMENTS FOR CAPITAL APPRECIATION PORTFOLIO AND MACRO-CAP PORTFOLIO WILL TERMINATE EFFECTIVE MAY 1, 2003. ADVISORY ARRANGEMENTS FOR THOSE PORTFOLIOS ON AND AFTER MAY 1, 2003, WILL BE AS REFLECTED IN THIS SUPPLEMENT, AND NOT AS REFLECTED IN THE SUPPLEMENT DATED FEBRUARY 3, 2003. ALL OTHER DISCLOSURES IN THE FEBRUARY 3, 2003 SUPPLEMENT REMAIN IN EFFECT.

Advantus Capital Management, Inc. ("Advantus Capital"), the investment adviser to each of the portfolios in Advantus Series Fund, Inc. (the "Portfolios"), and certain companies affiliated with Advantus Capital have entered into a Strategic Alliance Agreement and a related Purchase Agreement with Waddell & Reed Financial, Inc. ("W&R"), a leading U.S. mutual fund firm, its affiliate, Waddell & Reed Investment Management Co. ("WRIMCO"), and certain other companies affiliated with W&R. Under these agreements, Advantus Capital has agreed to sell to WRIMCO its assets related to the actively managed equity Portfolios, with the exception of Real Estate Securities Portfolio. Advantus Capital has recommended to the Board of Directors of Advantus Series Fund, Inc. that these Portfolios be merged into similar existing portfolios of the W&R Target Funds, Inc. (the "Target Funds"), an investment company managed by WRIMCO, or, where there is not a similar existing portfolio, into a newly formed shell portfolio of the Target Funds, as indicated in the following table:

            ADVANTUS PORTFOLIO                CORRESPONDING TARGET
                                              FUNDS PORTFOLIO

            Growth Portfolio                  Growth Portfolio

            Asset Allocation Portfolio        Balanced Portfolio

            Capital Appreciation Portfolio    Growth Portfolio

            International Stock Portfolio     shell portfolio

            Small Company Growth Portfolio    Small Cap Portfolio

            Value Stock Portfolio             Value Portfolio

            Small Company Value Portfolio     shell portfolio

            Macro-Cap Value Portfolio         Core Equity Portfolio

            Micro-Cap Growth Portfolio        shell portfolio


Investors should retain this supplement for future reference.

F. 59137 4-2003

It is anticipated that, after the mergers, the current sub-advisers of International Stock Portfolio, Small Company Value Portfolio and Micro-Cap Growth Portfolio will continue to act as sub-advisers for the corresponding portfolios of the Target Funds.

Each Portfolio's merger will be subject to the approval of the Board of Directors of Advantus Series Fund, Inc. and the shareholders of the Portfolio. It is currently anticipated that shareholders of the affected Portfolios will be presented with a merger proposal in August of 2003.

INTERIM ADVISORY AGREEMENT FOR ASSET ALLOCATION PORTFOLIO, CAPITAL APPRECIATION PORTFOLIO, GROWTH PORTFOLIO, MACRO-CAP VALUE PORTFOLIO AND VALUE STOCK PORTFOLIO

Because Advantus Capital will no longer have the resources to actively manage non-real estate equity funds after May 1, 2003, the Board of Directors determined that it would be in shareholders' best interests to appoint a new investment adviser to manage certain of the non-real estate equity Portfolios on an interim basis prior to the mergers. The Portfolios' Board of Directors has approved an interim investment advisory agreement (the "Interim Agreement") under which WRIMCO will serve as the investment adviser to Asset Allocation Portfolio, Capital Appreciation Portfolio, Growth Portfolio, Macro-Cap Value Portfolio and Value Stock Portfolio, effective May 1, 2003. Advantus Capital will continue to serve as the investment adviser to the remaining Portfolios (including non-real estate equity Portfolios managed by a sub-advisor) pursuant to its investment advisory agreement with Advantus Series Fund, Inc., which will remain in effect for those Portfolios (the "Current Agreement"). The terms of the Interim Agreement are substantially identical to those of the Current Agreement except for the dates of execution and termination and other non-material changes, and except that advisory fees payable to WRIMCO will be deposited in escrow until shareholders of the Portfolios approve an advisory agreement with WRIMCO. If shareholders do not approve an advisory agreement with WRIMCO, WRIMCO will receive the lower of the amount in escrow or its costs for performing services under the Interim Agreement. Fees payable to WRIMCO under the Interim Agreement are identical to fees payable to Advantus Capital by the applicable Portfolios under the Current Agreement. The fee waivers currently in place for Macro-Cap Value Portfolio will remain in effect.

WRIMCO and its predecessor have served as the investment manager to the Target Funds, Waddell & Reed InvestEd Portfolios, Inc., W&R Funds, Inc. and each of the registered investment companies in the Waddell & Reed Advisors Funds since 1940 or each company's inception date, whichever is later. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

The following persons will serve as the primary portfolio managers for the Portfolios subject to the Interim Agreement:

ASSET ALLOCATION PORTFOLIO. Cynthia P. Prince-Fox will be primarily responsible for the management of Asset Allocation Portfolio. The Portfolio will be managed using the same investment strategies as are currently in place for the Balanced Portfolio of the Target Funds. Ms. Prince-Fox has been primarily responsible for the management of the Balanced Portfolio of the Target Funds since July 1994. Ms. Prince-Fox is Senior Vice President of WRIMCO. From January 1993 to March 1998, Ms. Prince-Fox was Vice President of, and a portfolio manger for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Ms. Prince-Fox is Co-Chief Investment Officer, Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. From February 1983 to January 1993, Ms. Prince-Fox served as an investment analyst for WRIMCO and its predecessor.

CAPITAL APPRECIATION PORTFOLIO AND GROWTH PORTFOLIO. Philip J. Sanders will be primarily responsible for the management of the Capital Appreciation Portfolio and the Growth Portfolio. The Portfolios will be managed using the same investment strategies as are currently in place for the Growth Portfolio of the Target Funds. Mr. Sanders has been primarily responsible for the management of the Growth Portfolio of the Target Funds since August 1998. He is Senior Vice President of WRIMCO. Mr. Sanders has been an employee of WRIMCO since August 1998. He was formerly Lead Manager with Tradestreet Investment Associates.

MACRO-CAP VALUE PORTFOLIO. James D. Wineland will be primarily responsible for the management of the Macro-Cap Value Portfolio. The Portfolio will be managed using the same investment strategies as are currently in place for the Core Equity Portfolio of the Target Funds. Mr. Wineland has been primarily responsible for the management of the Core Equity Portfolio of the Target Funds since July 1997. He is Senior Vice President of WRIMCO. From March 1995 to March 1998, Mr. Wineland was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Wineland has served as a portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984.

VALUE STOCK PORTFOLIO. Harry M. Flavin and Cynthia P. Prince-Fox will be primarily responsible for the management of Value Stock Portfolio. The Portfolio will be managed using the same investment strategies as are currently in place for the Value Portfolio of the Target Funds. Mr. Flavin has been primarily responsible for the management of the Value Portfolio of the Target Funds since inception on May 1, 2001 and Ms. Prince-Fox has been primarily responsible for the management of that Portfolio since January 2002. Mr. Flavin is Senior Vice President of WRIMCO and President, Chief Investment Officer and Director of Austin, Calvert & Flavin, Inc. Information regarding Ms. Prince-Fox appears above.

CHANGES IN THE INVESTMENT STRATEGIES OF THE PORTFOLIOS

In managing Asset Allocation Portfolio, Capital Appreciation Portfolio, Growth Portfolio, Macro-Cap Value Portfolio and Value Stock Portfolio, WRIMCO intends to employ investment strategies substantially identical to those used for the corresponding portfolios of the Target Funds set forth in the table above. These investment strategies differ somewhat from those currently in place for the Portfolios. Historically, the Portfolios have been substantially fully invested, holding only enough cash to meet redemption requests and operating requirements. There have been periods when certain of the corresponding portfolios of the Target Funds have held significantly greater percentages of cash. In addition, composition of the portfolios of the Target Funds generally has differed from applicable benchmarks more than that of corresponding Portfolios. This approach can result in periods of greater over-performance or under-performance compared to such benchmarks. Information regarding the investment strategies that will be employed by WRIMCO is set forth below. In addition to the investments discussed below, each of Asset Allocation Portfolio, Capital Appreciation Portfolio, Growth Portfolio, Macro-Cap Value Portfolio and Value Stock Portfolio may also invest in other types of securities and use certain instruments in seeking to achieve its goal(s). For example, a Portfolio may invest in options, futures contracts, asset-backed securities or other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Please see the Statement of Additional Information for more information about the Portfolios' permitted investments.

                       ASSET ALLOCATION PORTFOLIO

THE FOLLOWING REPLACES THE INFORMATION FOR ASSET ALLOCATION PORTFOLIO THAT APPEARS ON PAGES 11 AND 63-65 OF THE PROSPECTUS:

Asset Allocation Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk.

Asset Allocation Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. The Portfolio ordinarily invests at least 25% of its total assets in fixed income securities.

In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of the Portfolio's debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by Standard & Poor's Ratings Service or Baa and higher by Moody's Investors Service, Inc. or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of debt securities in which it may invest. The Portfolio may invest in foreign securities.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO may emphasize a blend of value and growth potential. For value securities, WRIMCO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, WRIMCO seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIMCO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income or otherwise to take advantage of attractive investment opportunities and/or to raise cash.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

An investment in Asset Allocation Portfolio may result in the loss of money, and may also be subject to various risks including the following main types of risk:

     -- CREDIT RISK ? the risk that an issuer of a debt security or other fixed income obligation will not make payments on the security when due.

     -- INCOME RISK ? the risk that the Portfolio may experience a decline in its income due to falling interest rates.

     -- INTEREST RATE RISK ? the risk that the value of a debt security or other fixed income obligation will increase or decrease due to changes in market interest rates. This risk is generally greater for bonds with longer maturities.

     -- MARKET RISK ? the risk that equity and debt securities are subject to adverse trends in equity and debt markets.

     -- PORTFOLIO RISK ? the risk that Portfolio performance may not meet or exceed that of the market as a whole.

     -- MANAGER RISK ? the Portfolio's performance will be affected by WRIMCO's skill in allocating the Portfolio's assets among different types of investments.

     -- FOREIGN SECURITIES RISK ? the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

Please see "Investing in the Fund ? Defining Risks" in the Prospectus for a more detailed description of some of these main risks.

             CAPITAL APPRECIATION PORTFOLIO AND GROWTH PORTFOLIO

WRIMCO WILL MANAGE CAPITAL APPRECIATION PORTFOLIO AND GROWTH PORTFOLIO USING THE SAME INVESTMENT STRATEGIES. THE FOLLOWING REPLACES THE INFORMATION FOR CAPITAL APPRECIATION PORTFOLIO THAT APPEARS ON PAGES 20 AND 68-69 OF THE PROSPECTUS AND THE INFORMATION FOR GROWTH PORTFOLIO THAT APPEARS ON PAGES 2 AND 60 OF THE PROSPECUTS:

Capital Appreciation Portfolio seeks growth of capital.

Growth Portfolio seeks long-term accumulation of capital. Current income is a factor in the selection of securities, but is a secondary objective.

The Portfolios seek to achieve their goals by investing primarily in common stocks of U.S. and, to a lesser extent, foreign companies. Generally, the Portfolios may invest in a wide range of marketable securities that, in WRIMCO's opinion, offer the potential for growth. The Portfolios typically invest in companies having a market capitalization of at least $1 billion, although they may invest in companies of any size. The Portfolios generally emphasize investments in the faster growing sectors of the economy, such as the technology, healthcare and consumer-oriented sectors.

In selecting securities for the Portfolios, WRIMCO utilizes a combination of quantitative and fundamental research. Quantitative research focuses on identifying companies with attractive growth, profitability and valuation measures. Fundamental research analyzes a specific company to examine its competitive position within its industry and to determine its growth expectations. A security may be sold when WRIMCO believes the company's growth and/or profitability characteristics are deteriorating, it no longer maintains a competitive advantage or more attractive opportunities arise.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolios may invest up to all of their assets in cash or fixed-income securities or in common stocks chosen for their relative stability, rather than for their growth potential. By taking a defensive position, the Portfolios may not achieve their investment objectives.

An investment in Capital Appreciation Portfolio or Growth Portfolio may result in the loss of money, and may also be subject to various risks, including the following main types of risk:

     -- GROWTH STOCK RISK ? the risk that if an assessment by the Portfolio's investment adviser of a company's prospective earnings growth or judgment of how other investors assess the company's earnings growth is wrong, then the value of the company's securities may decrease or not approach the value that the Portfolio's investment adviser had placed on them.

     -- MARKET RISK ? the risk that equity securities are subject to adverse trends in equity markets.

     -- PORTFOLIO RISK ? the risk that Portfolio performance may not meet or exceed that of the market as a whole.

     -- MANAGER RISK ? the Portfolio's performance will be affected by WRIMCO's skill in evaluating and selecting securities for the Portfolio.

     -- FOREIGN SECURITIES RISK ? the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

Please see "Investing in the Fund ? Defining Risks" in the Prospectus for a more detailed description of some of these main risks.

Although the Portfolios typically invest in companies having a market capitalization of at least $1 billion, they may invest in companies of any size. Market risk for small and medium sized companies may be greater than that for large companies. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations. For a more detailed description of these risks, see "Mid Size Company Risk" and "Small and Micro-Cap Company Risk" under "Investing in the Fund ? Defining Risks" in the Prospectus.

                                MACRO-CAP VALUE PORTFOLIO

THE FOLLOWING REPLACES THE INFORMATION FOR MACRO-CAP VALUE PORTFOLIO THAT APPEARS ON PAGES 47 AND 78-79 OF THE PROSPECTUS:

Macro-Cap Value Portfolio seeks high total return. The Portfolio seeks to achieve its goal by primarily investing, during normal market conditions, in common stocks of large, high-quality U.S., and to a lesser extent foreign, companies that have the potential for capital appreciation, or that WRIMCO expects to resist market decline, and that are well known, have been consistently profitable and have dominant market positions in their industries. The Portfolio will, under normal market conditions, invest at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in equity securities. Although the Portfolio typically invests in large companies, it may invest in securities of any size company.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including a company's:

     --  profitability record

     --  history of improving sales and profits

     --  management

     --  leadership position in its industry

     --  stock price value

     --  dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or continued dividend payments. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may take certain steps with respect to all of the Portfolio's assets, including any one or more of the following:

     -- hold cash, commercial paper, certificates of deposit or other short-term investments

     -- invest in debt securities (including short-term U.S. Government securities)

     --  invest in convertible preferred stock

By taking a temporary defensive position the Portfolio may not achieve its investment objective.

An investment in Macro-Cap Value Portfolio may result in the loss of money, and may also be subject to various risks, including the following main types of risk:

     -- LARGE COMPANY RISK ? the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

     -- MARKET RISK ? the risk that equity securities are subject to adverse trends in equity markets.

     -- PORTFOLIO RISK ? the risk that Portfolio performance may not meet or exceed that of the market as a whole.

     -- MANAGER RISK ? the Portfolio's performance will be affected by WRIMCO's skill in evaluating and selecting securities for the Portfolio.

     -- FOREIGN SECURITIES RISK ? the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

Please see "Investing in the Fund ? Defining Risks" in the Prospectus for a more detailed description of some of these main risks.
Although the Portfolio typically invests in large companies, it may invest in companies of any size. Market risk for small and medium sized companies may be greater than that for large companies. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations. For a more detailed description of these risks, see "Mid Size Company Risk" and "Small and Micro-Cap Company Risk" under "Investing in the Fund ? Defining Risks" in the Prospectus.

                           VALUE STOCK PORTFOLIO

THE FOLLOWING REPLACES THE INFORMATION FOR VALUE STOCK PORTFOLIO THAT APPEARS ON PAGES 35 AND 73-74 OF THE PROSPECTUS:

Value Stock Portfolio seeks long-term accumulation of capital. The production of income is a secondary objective of the Portfolio. The Portfolio seeks to achieve its goals by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio typically invests in large-cap companies, it may invest in securities of any size company. Under normal circumstances, the Portfolio will invest at least 80% of its total assets (exclusive of collateral received in connection with securities lending) in common stocks issued by mid and large capitalization companies (market capitalizations of at least $1.5 billion) that are publicly traded in the United States.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Portfolio may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. WRIMCO considers numerous factors in its analysis of issuers and stocks, including the following:

     --  intrinsic value of the company not reflected in stock price

     --  historical earnings growth

     --  future expected earnings growth

     --  company's position in its respective industry

     --  industry conditions

     --  competitive strategy

     --  management capabilities

     --  free cash flow potential

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. government securities) or preferred stocks, or both. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

An investment in Value Stock Portfolio may result in the loss of money, and may also be subject to various risks, including the following main types of risk:

     -- LARGE COMPANY RISK ? the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

     -- VALUE STOCK RISK ? the risk that the value of a security believed by the Portfolio's investment adviser to be undervalued may never reach what the adviser believes is its full value, or that the security's value may decrease.

     -- MARKET RISK ? the risk that equity securities are subject to adverse trends in equity markets.

     -- PORTFOLIO RISK ? the risk that Portfolio performance may not meet or exceed that of the market as a whole.

     -- MANAGER RISK ? the Portfolio's performance will be affected by WRIMCO's skill in evaluating and selecting securities for the Portfolio.

     -- FOREIGN SECURITIES RISK ? the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

Please see "Investing in the Fund ? Defining Risks" in the Prospectus for a more detailed description of some of these main risks.

Although the Portfolio typically invests in large-cap companies, it may invest in companies of any size. Market risk for small and medium sized companies may be greater than that for large companies. Stocks of smaller companies may experience volatile trading and price fluctuations. For a more detailed description of these risks, see "Mid Size Company Risk" and "Small and Micro-Cap Company Risk" under "Investing in the Fund ? Defining Risks" in the Prospectus.